CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Tax	£ 0	£ 0	£ 0
Total comprehensive income attributable to owners of the parent	£ 807	£ (1,015)	£ 2,685